Related-party transactions (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
	£000s	£000s	£000s	£000s
Aggregate emoluments	177	153	329	329
Pension contributions	5	4	10	9
	182	157	339	338

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
	£000s	£000s	£000s	£000s
Aggregate emoluments	339	301	650	577
Pension contributions	15	12	28	22
	354	313	678	599